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LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

[cover photograph: young girl carrying backpack, walking down sandy path]

Semi-annual report for the six months ended January 31, 2002



LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA(SM)

Limited Term Tax-Exempt Bond Fund of America is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Limited Term Tax-Exempt Bond Fund of America seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2001 (the most recent calendar quarter):
                                                            Lifetime
                                       1 year   5 years   (since 10/6/93)
CLASS A SHARES
Reflecting 3.75% maximum sales charge  +1.31%   +4.14%    +4.56%

The fund's 30-day yield for Class A shares as of February 28, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 3.35%. The fund's distribution rate for Class A shares as of that date was 3.73%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ. The taxable-equivalent SEC yield for a shareholder in the 38.6% federal tax bracket would have been 5.46%.

Results for other share classes can be found on page 25. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

Limited Term Tax-Exempt Bond Fund of America provided steady income and relative stability for the first half of its fiscal year despite an uneven period for the bond market.
For the six months ended January 31, 2002, the fund paid dividends totaling 30 cents a share, virtually all exempt from federal income taxes.

- If you took those dividends in cash, they represented a tax-free income return of 1.96% (3.92% on an annualized basis).
- If you reinvested your dividends in additional fund shares, your income return was 1.98% (3.96% on an annualized basis).
- To match a 3.96% annualized tax-free income return, a shareholder in the 38.6% federal tax bracket would have had to earn 6.45% in income from a taxable investment.

The fund's share price rose early in the period, but as the bond market became increasingly concerned with a pick-up in economic activity, the fund's net asset value decreased slightly in the fourth calendar quarter, bringing the fund's share price to $15.00 by the end of the six months, compared with $15.08 at the beginning of the period. Combined with the fund's income return, that produced a total return of 1.44% assuming reinvestment of dividends.

By comparison, during this short period the 130 intermediate municipal bond funds tracked by Lipper gained an average of 1.90%, while the unmanaged Lehman Brothers 7-Year Municipal Bond Index (which reflects no expenses) rose 2.43%, both with distributions reinvested.


A CONSERVATIVE PHILOSOPHY

Limited Term Tax-Exempt Bond Fund of America tends to hold bonds with shorter maturities than many similar funds. The shorter a bond's maturity, generally the less its price fluctuates with changes in interest rates. During this choppy period for municipal bonds, the fund's managers decreased the average maturity of portfolio holdings to help cushion the fund against a rise in interest rates. At the close of the six-month period, the fund's average maturity was 5.56 years (versus 5.84 years at July 31, 2001), while the intermediate municipal bond funds tracked by Lipper had an average maturity of
7.8 years.

When interest rates fall, as they did early in this reporting period and again in January, the portfolio counselors' cautious strategy caused the fund to lag its peer group. Over longer, more meaningful periods, however, the combination of rigorous research and attention to preserving capital has rewarded shareholders. For the 12 months ended January 31, 2002, the fund posted a total return of 5.21% compared with its peer group average of 4.90% as measured by Lipper. The fund's five-year and lifetime returns were 5.12% and 5.14%, respectively.


ECONOMIC AND PORTFOLIO REVIEW

At the beginning of the reporting period, conditions for bonds were quite favorable with interest rates falling, inflation low and the economy in recession. After the terrorist attacks of September 11, the bond market shut down for several days, but when trading resumed, investors flocked to high-quality, short-term debt. A few of the fund's holdings (those related to the travel and tourism industry) fell sharply while hospital, electric utility and housing bonds gained value.

By November, equity markets had strongly advanced from their September lows and the bond market rally lost momentum. Consequently, bond prices generally weakened through December. In January 2002, bond prices improved once again as the prospects for a strong economic recovery appeared to dim.

Economic uncertainty over the past year caused many investors to opt for the relative safety of high-quality bonds. Since July 31, 2001, net assets in Limited Term Tax-Exempt Bond Fund of America have risen 33%; from about $313 million to more than $416 million on January 31. In times like these, it may be particularly reassuring to invest in the stability of intermediate-term bonds. We welcome all of our new shareholders to the fund and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

March 18, 2002


TAX-FREE YIELDS VS. TAXABLE YIELDS

To use the table below, find your estimated 2001 taxable income to determine your federal tax rate. Then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 3.85% tax-free distribution rate in January 2002.

For example, a couple with a taxable income of $170,000 is subject to a federal tax rate of 30.0%. In this bracket, the fund's 3.85% distribution rate is equivalent to a 5.5% return on a taxable investment. Investors in the highest tax bracket (38.6%) would need a taxable distribution rate of 6.3% to match the fund's distribution rate.

If your taxable income is ...                                 Then your federal         As of 1/31/02, the fund's
                                                              tax rate/1/ is ...        tax-exempt distribution
                                                                                        rate of 3.85%/2/ is
                                                                                        equivalent to a taxable
                                                                                        rate of ...

Single                        Joint

$0 - 6,000                    $0 - 12,000                     10.0%                     4.3%

6,001 - 27,950                12,001 - 46,700                 15.0                      4.5

27,951 - 67,700               46,701 - 112,850                27.0                      5.3

67,701 - 141,250              112,851 - 171,950               30.0                      5.5

141,251 - 307,050             171,951 - 307,050               35.0                      5.9

Over 307,050                  Over 307,050                    38.6                      6.3


/1/ Based on 2002 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels. 2002 federal tax brackets are projected.

/2/ Distribution rate based on the average offering price for the month of January.


Limited Term Tax-Exempt Bond Fund of America
Investment Portfolio
January 31, 2002

Portfolio composition
[pie chart and table]
                                                                   Percent of
                                                                   Net Assets
Texas                                                                   14.33%
Michigan                                                                  7.58
Illinois                                                                  6.04
California                                                                6.02
Indiana                                                                   5.44
Washington                                                                5.37
New York                                                                  4.78
North Carolina                                                            3.92
District of Columbia                                                      3.52
Louisiana                                                                 3.25
Other states                                                             34.49
Cash & equivalents                                                        5.26


Limited Term Tax-Exempt Bond Fund of America                                                     Unaudited
Investment Portfolio, January 31, 2002



                                                                                     Principal      Market
                                                                                        Amount       Value
Fixed-Income Securities  -  94.74%                                                       (000)       (000)

Alabama  -  0.24%
Industrial Dev. Board of the City of Butler, Pollution                                   $1,000      $1,004
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  1.71%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), First Series,
 AMT, AMBAC Insured:
 5.25% 2005                                                                                 930         979
 5.25% 2005 (Escrowed to Maturity)                                                           70          74
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                               1,000       1,052
 5.60% 2010                                                                               1,000       1,055
 4.75% 2015                                                                               1,750       1,689
Student Loan Corp., Student Loan Rev. Bonds,                                              2,140       2,265
 2000 Series A, AMT, AMBAC Insured, 5.65% 2010


Arizona  -  0.71%
Industrial Dev. Auth. of the County of Maricopa, Health                                   1,950       1,935
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway User                                      1,000       1,035
 Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  6.02%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                  4,300       4,318
 Rev. Bonds (USA Waste Services, Inc. Project), Series
 1998A, AMT, 5.10% 2018 (Put 2008)
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                         4,000       4,082
  Communities, LP),Series 1998A-1, AMT, 5.05% 2025 (Put 2008)
 Cert. of Part. (Catholic Healthcare West Project),                                         915         962
  1999 Series A, 6.00% 2009
Veterans G.O. Bonds, Series BL, AMT, 4.95% 2007                                           2,560       2,651
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association), Series 2001A,                               1,025       1,059
 5.25% 2006
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project:
   Series 1997A, 5.25% 2007                                                                 655         638
   Series 1997B, 5.50% 2007                                                                 915         893
  Episcopal Homes Foundation, Series 1998:
   5.00% 2007                                                                             1,405       1,448
   5.00% 2008                                                                             2,455       2,521
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of                               3,500       3,811
 the Pacific Project), 1995 Series A, 5.75% 2005 (Escrowed
 to Maturity)
County of Los Angeles, Capital Asset Leasing Corp., Cert.                                   695         718
 of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 4.70% 2009                                                                               1,010       1,016
 4.80% 2010                                                                                 940         943


Colorado  -  1.46%
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives),                             2,000       2,098
 Series 2001, 5.375% 2010
Housing and Fin. Auth., Single Family Program Senior Bonds,                                 295         302
 1995 Series C-2, 5.625% 2009
EagleBend Affordable Housing Corp., Multi-family Housing                                  2,585       2,582
 Project Rev. Ref. Bonds, Series 1997A, 5.75% 2007
University of Colorado Hospital Auth., Hospital Ref. Rev.                                 1,000       1,088
 Bonds, Series 1997A, AMBAC Insured, 5.50% 2007


Connecticut  -  1.10%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A (Escrowed to Maturity): /1/
 6.25% 2002                                                                                 500         514
 6.375% 2004                                                                                995       1,095
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution                              3,000       2,959
 Payment, Public Improvement Bonds, Series 2001, 5.375% 2011


Delaware  -  0.49%
Econ. Dev. Auth., Pollution Control Ref. Rev. Bonds                                       2,000       2,042
 (Delmarva Power & Light Co. Project), Series 2001C, AMBAC
 Insured, 4.90% 2026 (Put 2011)


District of Columbia  -  3.52%
G.O. Ref. Bonds:
 Series 1993B-2, FSA Insured, 5.50% 2010                                                  2,500       2,711
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                                         932         959
  5.10% 2002                                                                                 68          70
 Series 1999, FSA Insured:
  5.50% 2009                                                                                695         754
  5.50% 2009 (Escrowed to Maturity)                                                         195         214
Fixed Rate Rev. Bonds (National Academy of Sciences Project),                             1,065       1,122
 Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc.
 Issue), Series 1997A, MBIA Insured (Escrowed to Maturity):
 6.00% 2006                                                                               1,000       1,112
 6.00% 2007                                                                               1,250       1,396
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                      1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                     2,000       2,083
 Series 2001D, 6.875% 2031 (Put 2007)                                                     3,000       3,203


Florida  -  2.19%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds, Series                               3,500       3,830
 1996, AMT, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.                                   1,500       1,526
 Bonds (Shell Point/Alliance Obligated Group, Shell Point
 Village Project), Series 1999A, 5.25% 2005
Lee County, Solid Waste System Ref. Rev. Bonds, Series 2001,
 AMT, MBIA Insured:
 5.25% 2009                                                                               1,500       1,579
 5.25% 2010                                                                               2,000       2,097
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                      110         110
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  0.51%
Cert. of Part. (Kapolei State Office Building), 1998                                      1,000       1,058
 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp., Single Family Mortgage                                  1,000       1,071
 Purchase Rev. Bonds, Series 2000A, AMT, 5.90% 2008


Idaho  -  0.89%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series C-2, 5.25% 2011                                                               420         430
  1998 Series E-3, 5.125% 2011                                                              585         596
  1998 Series H, 4.65% 2012                                                               1,115       1,141
  1998 Series I-2, 4.70% 2012                                                               555         566
 Single Family Programs Disclosure Report, 1978 Series A,                                 1,000         988
 5.40% 2021


Illinois  -  6.04%
G.O. Bonds, Series of April 1998, FSA Insured, 5.50% 2009                                 4,000       4,332
Health Facs. Auth., Rev. Bonds:
 Advocate Health Care Network:
  Series 1998A:
   5.00% 2006 (Escrowed to Maturity)                                                        980       1,049
   5.00% 2006                                                                               750         782
  Series 2000:
   5.25% 2007                                                                             1,000       1,054
   5.30% 2008                                                                             2,000       2,110
 Centegra Health System, Series 1998, 5.50% 2007                                          2,480       2,583
 Highland Park Hospital Project, Series 1997A, FGIC Insured,                              1,490       1,618
 5.50% 2005
 OSF Healthcare System, Series 1999:
  5.25% 2005                                                                                855         894
  5.375% 2006                                                                               900         944
  5.50% 2008                                                                              1,000       1,056
 Victory Health Services, Series 1997A, 5.25% 2004                                        1,755       1,823
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.50% 2004                                                                              1,250       1,324
  5.10% 2005                                                                              1,815       1,904
 Northwestern Medical Faculty Foundation, Inc., Series 1998,                              1,810       1,942
 MBIA Insured,  5.25% 2006
Housing Dev. Auth., Multi-family Housing Bonds, 1992                                      1,165       1,188
 Series A, 6.55% 2003
City of Chicago, Chicago O'Hare International Airport,                                    1,000         557
 Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
 Project), Series 1999B, AMT, 5.20% 2011


Indiana  -  5.44%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                                 1,500       1,566
  Series 1999D, 5.50% 2008                                                                1,000       1,078
 Clarian Health Partners, Inc., Series 1996A, MBIA Insured,                               1,000       1,062
 5.25% 2008
 The Methodist Hospitals, Inc., Series 2001:
  5.25% 2009                                                                              1,000       1,042
  5.25% 2010                                                                              1,445       1,498
  5.25% 2011                                                                              1,525       1,573
Housing Fin. Auth., Multi-family Housing Rev. Bonds                                       1,400       1,420
 (Indiana Affordable Housing, Inc.), Series 1999A,
 5.40% 2009
State Revolving Fund Program Bonds, Series 2001A:
 5.25% 2009                                                                               1,825       1,953
 5.50% 2011                                                                               1,500       1,636
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds,                               4,970       5,234
 Series 1996, AMBAC Insured 5.25% 2010
Boone County Hospital Association, Lease Rev. Bonds,                                      1,200       1,251
 Series 2001, FGIC Insured, 5.00% 2009
The Trustees of Purdue University, Cert. of Part.,
 Series 2001A:
 5.00% 2009                                                                               1,000       1,055
 5.00% 2010                                                                               1,135       1,193
Hospital Auth. of St. Joseph County, Health System Bonds                                  1,010       1,092
 (Memorial Health System), Series 1998A, MBIA Insured,
 5.50% 2008


Iowa  -  1.99%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Iowa Health System, Series 1998A, MBIA Insured, 5.25% 2007                               1,895       2,023
 Mercy Medical Center Project, Series 1999, FSA Insured,                                  1,000       1,067
 5.30% 2009
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B,                               5,000       5,182
 5.50% 2011


Kentucky  -  1.86%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                                      3,000       3,131
 Series 2000A, MBIA Insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                              1,000         966
  5.40% 2006                                                                              1,500       1,405
  5.50% 2007                                                                                465         431
City of Ashland, Pollution Control Ref. Rev. Bonds                                        1,750       1,820
 (Ashland Inc. Project), Series 1999, 5.70% 2009


Louisiana  -  3.25%
Public Facs. Auth., Hospital Rev. and Ref. Bonds (Franciscan                              4,500       4,857
 Missionaries of Our Lady Health System Project), Series
 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish of                                  1,000       1,058
Jefferson, Hospital Rev. Bonds, Series 1998, FSA Insured,
 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine Terminal
 Facs. Rev. Ref. Bonds (Electro-Coal Transfer Corp.
 Project):
 Series 1985A, 5.00% 2007                                                                 1,525       1,540
 Series 1985C, 5.00% 2007                                                                 3,000       3,030
 Series 1985D, 5.00% 2007                                                                 1,000       1,010
Parish of St. Charles, Pollution Control Rev. Ref. Bonds                                  2,000       2,039
 (Entergy Louisiana, Inc. Project), Series 1999-C,
 5.35% 2029 (Put 2003)


Maine  -  1.32%
Educational Loan Marketing Corp., Senior Student Loan Rev.
 Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                               1,000       1,052
 6.05% 2004                                                                               1,500       1,589
Housing Auth., Mortgage Purchase Bonds:
 1994 Series E, 6.30% 2002                                                                  455         459
 2001 Series E-1 (Non-AMT), 4.125% 2010                                                   1,000         982
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                                 515         524
 6.30% 2004                                                                                 880         895


Maryland  -  0.37%
G.O. Bonds, State and Local Facs. Loan of 2000, Series F,                                 1,000       1,101
 5.50% 2008
Community Dev. Administration, Dept. of Housing and Community                               450         454
 Dev., Single Family Program Bonds, 1994 First Series,
 5.70% 2017


Massachusetts  -  1.93%
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds,                              2,335       2,514
 Issue G, Series 2000A, AMT, MBIA Insured, 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref. Bonds                                   1,550       1,349
 (Ogden Haverhill Project), Series 1998A, AMT, 5.15% 2007
Municipal Wholesale Electric Co., Power Supply Project Rev.                               2,000       2,089
 Bonds, Project No.6 Issue, Series A, 5.00% 2011
Port Auth. Special Facs. Rev. Bonds (United Air Lines, Inc.                               3,000       2,076
 Project), Series 1999A, AMT, 5.75% 2029 (Put 2007)


Michigan  -  7.58%
Building Auth., 2001 Rev. Bonds, Series II (Facs. Program),                               2,000       2,147
 5.25% 2011
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System), Series                                   1,000       1,063
 1999A, 5.50% 2008
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group, Series 1993B,                               1,000       1,053
 AMBAC Insured, 5.00% 2006
  MidMichigan Obligated Group, Series 1997A, FSA Insured,                                 2,775       2,999
 5.50% 2007
  Sparrow Obligated Group, Series 2001,  5.25% 2009                                       1,000       1,034
 Hospital Rev. Ref. Bonds:
  Hackley Hospital Obligated Group, Series 1998A, 4.90% 2007                              1,140       1,133
  Henry Ford Hospital, Series 1984A, AMBAC Insured,                                       1,250       1,410
 6.00% 2011
  Genesys Health System Obligated Group, Series 1995A,                                    1,375       1,490
 7.20% 2003 (Escrowed to Maturity)
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                          3,695       3,662
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                              1,000       1,002
  Variable Rate Rev. Bonds (Ascension Health Credit Group):
   Series 1999B-3, 5.30% 2033 (Put 2006)                                                  5,000       5,252
   Series 1999B-4, 5.375% 2033 (Put 2007)                                                 2,000       2,098
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992                                       1,200       1,244
 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Ref. Bonds (Unlimited Tax):
 Series 1995A, 6.25% 2004                                                                 1,000       1,080
 Series 1995B, 6.75% 2003                                                                 2,000       2,109
City of Flint Hospital Building Auth., Rev. Ref. Bonds                                      680         689
 (Hurley Medical Center), Series 1998A, 5.00% 2003
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health),                                    2,020       2,116
 Series 2001A, 5.25% 2010


Minnesota  -  0.75%
Housing Fin. Agcy., Single Family Mortgage Bonds, 2000                                    1,475       1,501
 Series H, AMT, 4.25% 2006
Minneapolis-St. Paul Metropolitan Airports Commission,                                    1,500       1,602
 AMT, AMBAC Insured, 5.50% 2008


Nevada  -  0.97%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds,                                  2,000       2,126
 Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                             795         820
 1998 Series B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                                       1,050       1,112
 Healthcare West), 1998 Series A, 6.20% 2009


New Jersey  -  0.64%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship
 Village Project), Series 1998A:
 5.00% 2006                                                                               1,275       1,284
 5.05% 2007                                                                               1,375       1,381


New Mexico  -  1.46%
Supplemental Severance Tax Bonds, Series 2002A:
 5.00% 2009                                                                               3,500       3,666
 5.00% 2010                                                                               2,000       2,068
Educational Assistance Foundation, Student Loan Rev. Bonds,                                 340         353
 Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  4.78%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc., FHA-Insured                                     560         578
  Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                                995       1,098
  6.00% 2007 (Escrowed to Maturity)                                                           5           6
 Secured Hospital Rev. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                          1,000       1,047
  Wyckoff Heights Medical Center, Series 1998H, 5.125% 2008                               1,000       1,060
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York City),                              5,450       5,995
 1996 Series A Ref., 6.00% 2006
Castle Rest Residential Health Care Fac., FHA-Insured                                     1,090       1,112
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA Insured, 5.625% 2007                                          1,000       1,084
 Fiscal 2001 Series B, MBIA Insured:
  4.80% 2008                                                                              2,000       2,074
  4.90% 2009                                                                              1,000       1,032
  5.50% 2010                                                                              1,000       1,067
 Fiscal 2001 Series D, 5.50% 2009                                                         1,000       1,070
 Fiscal 2001 Series F, 5.00% 2010                                                         1,000       1,032
Cert. of Part., City University of New York (John Jay                                     1,500       1,664
 College of Criminal Justice Project Ref.), 6.00% 2006


North Carolina  -  3.92%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2005                                                                              1,330       1,381
  6.125% 2009                                                                             1,750       1,871
 Ref. Series 1993C, 5.50% 2007                                                            3,550       3,703
Municipal Power Agcy. Number 1, Catawba Electric Rev.
 Bonds, Series 1992:
 5.90% 2003                                                                               1,000       1,031
 6.00%  2004                                                                              3,525       3,678
 6.00% 2005                                                                               1,250       1,298
 MBIA Insured, 6.00% 2010                                                                 3,000       3,349


Ohio  -  0.52%
The Student Loan Funding Corp., Cincinnati, Student Loan                                  1,000       1,004
 Rev. Bonds, Series 1988B-3, AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds (Knox                                      1,155       1,182
 Community Hospital), Series 1998, Asset Guaranty Insured,
 4.70% 2008


Oklahoma  -  0.20%
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                                1,000         853
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  0.51%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties,                              2,000       2,132
 G.O. Bonds, Series 1999,  5.25% 2010


Pennsylvania  -  2.42%
Hospitals and Higher Education Facs. Auth. of Philadelphia,
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
 5.50% 2006                                                                               2,045       2,162
 5.50% 2008                                                                               1,000       1,053
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds                                3,410       3,580
 (Philadelphia Airport System Project), Series 1998A, AMT,
 FGIC Insured, 5.25% 2009
Scranton-Lackawanna Health and Welfare Auth. Hospital Rev.                                1,250       1,333
 Ref. Bonds (The Community Medical Center Project),
 MBIA Insured, 5.25% 2005
Westmoreland County Industrial Dev. Auth., Variable Rate                                  2,000       1,970
 Rev. Bonds (National Waste and Energy Corp., Valley
 Landfill Expansion Project), Series 1993, AMT, 5.10% 2018
 (Put 2009)


Puerto Rico  -  1.21%
Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds,                             4,855       5,036
 Series 2000, 5.75% 2020


Rhode Island  -  0.32%
Student Loan Auth., Student Loan Rev. Ref. Bonds, Series                                  1,300       1,329
 1992B, AMT, 6.90% 2003


South Carolina  -  1.25%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series                                   1,450       1,563
 2000 A-2, AMT, FSA Insured, 5.875% 2009
Georgetown County, Pollution Control Rev. Ref. Bonds                                      2,500       2,566
 (International Paper Company Project), 1992 Series A,
 6.25% 2005
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                      1,000       1,076
 1993 Ref. Series, MBIA Insured, 5.50% 2011


South Dakota  -  0.90%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A:
  5.20% 2003                                                                              1,155       1,166
  5.50% 2010                                                                                235         238
 2000 Series H, 5.00% 2009                                                                1,300       1,345
 2001 Series C, 4.55% 2010                                                                1,000       1,000


Tennessee  -  0.98%
Memphis-Shelby County Airport Auth., Special Facs. Rev.                                   3,000       3,019
 Ref. Bonds (Federal Express Corp.), Series 2001,
 5.00% 2009
Metropolitan Government of Nashville and Davidson County,                                 1,000       1,059
 G.O. Multi-Purpose Improvement Bonds, Series 1997A,
 5.125% 2010


Texas  -  14.33%
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                  1,000       1,064
City of Austin, Public Improvement Bonds:
 Series 1999, 5.75% 2011                                                                  1,500       1,636
 Series 2001, 5.00% 2010                                                                  2,000       2,109
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998:
 5.00% 2005                                                                               1,330       1,369
 5.00% 2007                                                                               1,470       1,500
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                        2,000       2,171
 Series 2000, MBIA Insured, 5.50% 2009
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas
 Utilities Electric Co. Project):
 Series 1994B, 5.40% 2029 (Put 2006)                                                      1,000       1,011
 Series 1995B, 5.05% 2030 (Put 2006)                                                      3,000       3,006
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                  1,000         995
  Project), Series 2001C, 5.75% 2036 (Put 2011)
Cypress-Fairbanks Independent School Dist., Unlimited Tax                                 2,000       2,133
 Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011
City of Dallas (Dallas, Denton, Collin and Rockwall                                       1,800       1,869
 Counties), Waterworks and Sewer System Rev. Ref. Bonds,
 Series 1998, FSA Insured, 5.00% 2011
City of Fort Worth (Tarrant and Denton Counties), General                                 1,000       1,052
 Purpose Ref. Bonds, Series 2002, 5.00% 2010
Fort Worth Independent School Dist. (Tarrant County),                                     3,560       3,730
 School Building Unlimited Tax Bonds, Series 2001A,
 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                                  2,000       1,793
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project, Series 1998,                                  1,000       1,061
 FSA Insured, 5.25% 2008
  Memorial Hospital System Project, Series 1997A,
 MBIA Insured:
   6.00% 2009                                                                             3,215       3,544
   6.00% 2010                                                                             1,500       1,654
 Hospital Rev. Ref. Bonds, Children's Hospital Project,                                   1,000       1,090
 Series 1995, MBIA Insured, 6.00% 2004 (Escrowed to Maturity)
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A,                                1,000       1,055
 5.50% 2011
City of Houston, Airport System, Subordinate Lien Rev. Bonds,                             2,500       2,608
 Series 1998B, AMT, FGIC Insured, 5.25% 2009
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals                              1,000         998
 of Southeast Texas, FHA-Insured Mortgage Rev. Bonds,
 Series 2001, AMBAC Insured, 4.50% 2010
Plano Independent School Dist. (Collin County, Texas),                                    1,000       1,048
 Unlimited Tax School Building and Ref. Bonds, Series 2001,
 5.00% 2011
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                     2,000       1,984
 (TXU Electric Company Project), Series 2001C, 5.50% 2022
  (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001, 5.00% 2010                              2,000       2,100
 Tax-Exempt Obligations,  5.00% 2009                                                      2,000       2,093
 Electric and Gas Systems Rev. Ref. Bonds:
  Series 1997, 5.30% 2011                                                                 3,500       3,667
  Series 1998B, 5.125% 2009                                                               2,455       2,597
San Antonio Independent School Dist., Unlimited Tax School                                1,000         992
 Building Bonds, Series 2001A, 4.25% 2011
Socorro Independent School Dist. (El Paso County), Unlimited                              1,255       1,326
 Tax School Building Ref. Bonds, Series 2001, 5.00% 2009
Tarrant County, Health Facs. Dev. Corp., Health Resources                                 1,000       1,054
 Systems Rev. Bonds, Series 1997A, MBIA Insured, 5.50% 2007
Board of Regents of the Texas A&M University System, Rev.                                 2,000       2,105
 Fncg. System Bonds, 5.10% 2010
Board of Regents of The University of Texas System, Rev.
 Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                                 2,000       2,081
 Series 2001B, 5.00% 2011                                                                 1,150       1,209


Utah  -  0.55%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                285         291
  1998 Issue E-1, 5.25% 2012                                                                305         312
  1998 Issue F-2, 4.25% 2008                                                              1,260       1,267
 Single Family Mortgage Purchase Ref. Bonds, Series 1996,                                   395         417
  5.45% 2004


Vermont  -  0.63%
Educational and Health Buildings Fncg. Agcy., Hospital Rev.                               2,500       2,619
 Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.05%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, 2000 Series A-1, 5.55% 2008                                 1,175       1,257
 Rental Housing Bonds, 2000 Series D, 5.50% 2008                                          1,070       1,143
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.                               1,000       1,061
 Bonds (Daughters of Charity National Health System DePaul
 Medical Center), Series 1992A, 6.50% 2007 (Escrowed to
 Maturity)
Pocahontas Parkway Association, Route 895 Connector Toll                                  1,000         905
 Road Rev. Bonds, Senior Current Interest Bonds, Series
 1998A, 5.25% 2007


Virgin Islands  -  1.18%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                                     4,765       4,929
 Loan Notes), Series 1998A, 5.20% 2010


Washington  -  5.37%
Various Purpose G.O. Bonds, Series 2000B, 6.00% 2010                                      1,130       1,261
Health Care Facs. Auth., Weekly Rate Demand Rev. Bonds                                    1,000       1,100
 (Virginia Mason Medical Center), 1997 Series A, MBIA
 Insured, 6.00% 2006
Catholic Health Initiatives, Series 1997A, MBIA Insured,                                  1,000       1,043
 5.10% 2010
Public Power Supply System, Nuclear Project No. 2 Ref.
 Rev. Bonds:
 Series 1997B, 5.50% 2006                                                                 1,000       1,077
 Series 1998A, 5.00% 2005                                                                 1,000       1,054
King County, Limited Tax G.O. Bonds:
 1991 Series A, 5.00% 2009                                                                2,500       2,603
 Baseball Stadium, 1997 Series D, 5.60% 2009                                              3,710       4,039
Port of Seattle, Rev. Bonds, Series 2001B, FGIC
 Insured, AMT:
 5.50% 2009                                                                               1,605       1,712
 5.50% 2010                                                                               3,000       3,193
Snohomish County, Limited Tax G.O. Bonds, 2001, 5.00% 2010                                5,015       5,284


Wisconsin  -  2.18%
Health and Educational Facs. Auth.:
 Rev. Bonds:
  Froedtert & Community Health Obligated Group,                                           1,935       2,032
 Series 2001, 5.65% 2009
  The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                        1,010       1,004
 Var. Rate Hospital Rev. Bonds (Charity Obligated Group,                                  3,395       3,621
  Daughters of Charity National Health System), Series
  1997D, 4.90% 2015 (Preref. 2005/Put 2005)
City of Milwaukee, G.O. Corporate Purpose Bonds,                                          2,200       2,403
 Series R, 5.50% 2010

                                                                                                    394,646





Short-Term Securities  -  4.03%

Gulf Coast Waste Disposal Auth., Texas, Pollution Control                                 1,100       1,100
 Rev. Ref. Bonds (Amoco Oil Company Project), Series 1992,
 1.40% 2017 /2/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                  1,500       1,513
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General                                    1,000       1,010
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
State of Missouri, Health and Educational Facs. Auth.,                                      500         500
 Health Facs. Adjustable Demand Rev. Bonds (Barnes
 Hospital Project), Series 1985B, 1.30% 2015 /2/
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                               2,000       2,021
 Series 2001, 4.00% 6/28/2002
City of New York, G.O. Bonds, Fiscal 1994 Series B,                                       2,500       2,500
 Subseries B-2, 1.40% 2020 /2/
State of Texas, Tax and Rev. Anticipation Notes,                                          3,500       3,547
 Series 2001A, 3.75% 8/29/2002
City of Valdez, Alaska, Marine Terminal Ref. Rev.
 Bonds: /2/
 ExxonMobil Project, Series 2001, 1.40% 2031                                              1,200       1,200
 Exxon Pipeline Company Project, 1993 Series A, 1.40% 2033                                2,400       2,400
State of Wyoming, General Fund Tax and Rev. Anticipation                                  1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                     16,799

TOTAL INVESTMENT SECURITIES (cost: $405,553,000)                                                    411,445
Excess of cash and receivables over payables                                                          5,113

NET ASSETS                                                                                         $416,558

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Coupon rate may change periodically;
 the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements.


Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dept. - Department
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Ref. - Refunding
Rev. - Revenue

Limited Term Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                            Unaudited
at January 31, 2002                                                          (dollars in thousands)

Assets:
 Investment securities at market
  (cost: $405,553)                                                                              $411,445
 Receivables for -
  Sales of investments                                                            $1,267
  Sales of fund's shares                                                           3,836
  Interest                                                                         5,397          10,500
                                                                                                 421,945

Liabilities:
 Payables for -
  Bank overdraft                                                                     350
  Purchases of investments                                                         2,958
  Repurchases of fund's shares                                                     1,389
  Dividends on fund's shares                                                         437
  Management services                                                                106
  Other expenses                                                                     147           5,387
Net assets at January 31, 2002                                                                  $416,558

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                                    $387,194
  Shares outstanding                                                                          25,817,172
  Net asset value per share                                                                       $15.00
 Class B shares:
  Net assets                                                                                      $6,939
  Shares outstanding                                                                             462,724
  Net asset value per share                                                                       $15.00
 Class C shares:
  Net assets                                                                                     $16,089
  Shares outstanding                                                                           1,072,771
  Net asset value per share                                                                       $15.00
 Class F shares:
  Net assets                                                                                      $6,336
  Shares outstanding                                                                             422,465
  Net asset value per share                                                                       $15.00

See Notes to Financial Statements.

Statement of operations                                                                        Unaudited
for the six months ended January 31, 2002                                    (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                        $8,508

 Expenses:
  Management services fee                                                           $587
  Distribution expenses - Class A                                                    529
  Distribution expenses - Class B                                                     22
  Distribution expenses - Class C                                                     45
  Distribution expenses - Class F                                                      4
  Transfer agent fee - Class A                                                        31
  Transfer agent fee - Class B                                                          -
  Administrative services fees - Class C                                               7
  Administrative services fees - Class F                                               3
  Reports to shareholders                                                             37
  Registration statement and prospectus                                               74
  Postage, stationery and supplies                                                     8
  Trustees' fees                                                                      10
  Auditing and legal fees                                                             41
  Custodian fee                                                                        4
  Other expenses                                                                       1           1,403
 Net investment income                                                                             7,105

Realized gain and unrealized
 depreciation on investments:
 Net realized gain                                                                                   343
 Net unrealized depreciation on investments                                                       (2,912)
  Net realized gain and
   unrealized depreciation on investments                                                         (2,569)
 Net increase in net assets resulting
  from operations                                                                                 $4,536

See Notes to Financial Statements.







Statement of changes in net assets                                           (dollars in  thousands)

                                                                              Six months            Year
                                                                                   ended           ended
                                                                             January 31,        July 31,
                                                                                2002 /1/             2001
Operations:
 Net investment income                                                            $7,105         $11,327
 Net realized gain on investments                                                    343             396
 Net unrealized (depreciation) appreciation
  on investments                                                                  (2,912)         11,802
  Net increase in net assets
   resulting from operations                                                       4,536          23,525

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                         (6,817)        (11,306)
  Class B                                                                            (69)            (46)
  Class C                                                                           (132)            (17)
  Class F                                                                            (57)             (5)
   Total dividends                                                                (7,075)        (11,374)

Capital share transactions:
 Proceeds from shares sold                                                       164,078         141,223
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                                4,932           8,134
 Cost of shares repurchased                                                      (63,742)       (106,055)
  Net increase in net assets resulting
   from capital share transactions                                               105,268          43,302
Total increase in net assets                                                     102,729          55,453

Net assets:
 Beginning of period                                                             313,829         258,376
 End of period (including
  undistributed net investment income:
  $183 and $153, respectively)                                                  $416,558        $313,829

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                        (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily composed of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $405,553,000. Net unrealized appreciation on investments aggregated $5,892,000; $9,117,000 related to appreciated securities and $3,225,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 2002. The fund had available at July 31, 2001, a net capital loss carryforward totaling $2,795,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $587,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.318% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There were no fee reductions for the six months ended January 31, 2002.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $529,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $864,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $22,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $45,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $105,000.

AFD received $163,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $31,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $4,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $10,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $34,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $117,207,000 and $18,368,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $4,000 includes $2,000 that was paid by these credits rather than in cash.

As of January 31, 2002, net assets consisted of the following:

                                                                             (dollars in thousands)
Capital paid in on shares of beneficial interest                                               $412,935
Undistributed net investment income                                                                 183
Accumulated net realized loss                                                                    (2,452)
Net unrealized appreciation                                                                       5,892
Net assets                                                                                     $416,558

Capital share transactions in the fund were as follows:



                                                                             Six Months      Six Months
                                                                                  Ended           Ended
                                                                            January 31,     January 31,
                                                                                    2002            2002
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  139,173       9,211,525
  Reinvestment of dividends and distributions                                     4,729         313,492
  Repurchased                                                                   (60,114)     (3,990,295)
   Net increase in Class A                                                       83,788       5,534,722
Class B shares:
  Sold                                                                            4,824         319,916
  Reinvestment of dividends and distributions                                        56           3,709
  Repurchased                                                                      (396)        (26,305)
   Net increase in Class B                                                        4,484         297,320
Class C shares: /1/
  Sold                                                                           13,105         868,666
  Reinvestment of dividends and distributions                                        99           6,586
  Repurchased                                                                    (1,024)        (68,404)
   Net increase in Class C                                                       12,180         806,848
Class F shares: /1/
  Sold                                                                            6,976         463,651
  Reinvestment of dividends and distributions                                        48           3,181
  Repurchased                                                                    (2,208)       (146,541)
   Net increase in Class F                                                        4,816         320,291
Total net increase in fund                                                   $  105,268       6,959,181






                                                                             Year Ended      Year Ended
                                                                               July 31,        July 31,
                                                                                    2001            2001
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  132,019       8,952,431
  Reinvestment of dividends and distributions                                     8,078         547,212
  Repurchased                                                                  (104,121)     (7,077,728)
   Net increase in Class A                                                       35,976       2,421,915
Class B shares:
  Sold                                                                            3,709         251,676
  Reinvestment of dividends and distributions                                        40           2,738
  Repurchased                                                                    (1,921)       (130,017)
   Net increase in Class B                                                        1,828         124,397
Class C shares: /1/
  Sold                                                                            3,959         265,097
  Reinvestment of dividends and distributions                                        12             829
  Repurchased                                                                       -                (3)
   Net increase in Class C                                                        3,971         265,923
Class F shares: /1/
  Sold                                                                            1,536         102,759
  Reinvestment of dividends and distributions                                         4             310
  Repurchased                                                                       (13)           (895)
   Net increase in Class F                                                        1,527         102,174
Total net increase in fund                                                   $   43,302       2,914,409


/1/ Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                       Class A     Class A     Class A
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Net asset value, beginning of period                                    $15.08      $14.43      $14.62

 Income from investment operations:
  Net investment income                                                .30 /3/     .62 /3/     .73 /3/

  Net (losses) gains on securities (both                              (.08)/3/     .65 /3/    (.30)/3/
 realized and unrealized)

   Total from investment operations                                        .22        1.27         .43

 Less distributions:
  Dividends (from net investment income)                                  (.30)       (.62)       (.62)


Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.44%       8.99%       3.09%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $387        $306        $258

 Ratio of expenses to average net assets                               .73%/5/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                            3.88%/5/        4.18%       5.08%






                                                                       Class A     Class A     Class A
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Net asset value, beginning of period                                    $14.85      $14.79      $14.36

 Income from investment operations:
  Net investment income                                                    .61         .66         .68

  Net (losses) gains on securities (both                                  (.23)        .06         .43
 realized and unrealized)

   Total from investment operations                                        .38         .72        1.11

 Less distributions:
  Dividends (from net investment income)                                  (.61)       (.66)       (.68)


Net asset value, end of period                                          $14.62      $14.85      $14.79

Total return /4/                                                          2.59%       4.94%       7.96%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $283        $227        $203

 Ratio of expenses to average net assets                               .75%/6/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                                4.12%       4.40%       4.70%




                                                                       Class B     Class B     Class B
                                                                    Six months        Year   March 15,
                                                                         ended       ended          to
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001   2000 /1/
Net asset value, beginning of period                                    $15.08      $14.43      $14.27

 Income from investment operations: /3/
  Net investment income                                                    .23         .48         .24

  Net (losses) gains on securities (both                                  (.08)        .69         .13
 realized and unrealized)

   Total from investment operations                                        .15        1.17         .37

 Less distributions:
  Dividends (from net investment income)                                  (.23)       (.52)       (.21)

Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.01%       8.24%       2.59%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2          $1

 Ratio of expenses to average net assets                              1.47%/5/    1.59%/6/    .61% /6/

 Ratio of net income to average net assets                            3.05%/5/        3.24%       1.84%





                                                                       Class C     Class C
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .22         .15

  Net (losses) gains on securities (both                                  (.08)        .17
 realized and unrealized)

   Total from investment operations                                        .14         .32

 Less distributions:
  Dividends (from net investment income)                                  (.22)       (.16)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                           .95%       2.14%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                   $16          $4

 Ratio of expenses to average net assets                              1.60%/5/         .75%

 Ratio of net income to average net assets                            2.94%/5/        1.05%






                                                                       Class F     Class F
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .27         .16

  Net (losses) gains on securities (both                                  (.08)        .19
 realized and unrealized)

   Total from investment operations                                        .19         .35

 Less distributions:
  Dividends (from net investment income)                                  (.27)       (.19)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                          1.28%       2.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2

 Ratio of expenses to average net assets                              .92% /5/         .60%

 Ratio of net income to average net assets                            3.67%/5/        1.18%




Supplemental data - all classes
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Portfolio turnover rate                                                   5.28%      21.42%      34.38%




Supplemental data - all classes
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Portfolio turnover rate                                                  17.00%      34.07%      31.89%




/1/ Based on operations for the period shown and, accordingly, not representative of a full year
 (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.
/6/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83%, and 0.83% for the fiscal years ended 2001, 2000, 1999,
 1998, and 1997, respectively, for
 Class A and 1.60% and 0.71% for
 the fiscal years ended 2001 and 2000,
 respectively, for Class B.

OTHER SHARE CLASS RESULTS (UNAUDITED)

CLASS B, CLASS C AND CLASS F
Returns for periods ended December 31, 2001
(the most recent calendar quarter):    1 year     Life of class

CLASS B SHARES
Reflecting applicable contingent
deferred sales charge
(CDSC), maximum of 5%, payable only
if shares are sold                      -0.63%     +3.82%/1/
Not reflecting CDSC                     +4.37      +5.97/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one
year of purchase                        -          +1.03/2/
Not reflecting CDSC                     -          +2.03/2/

CLASS F SHARES
Not reflecting annual asset-based fee
charged by sponsoring firm              -          +2.50/2/

/1/ Average annual compound return from March 15, 2000, when Class B shares first became available.
/2/ Total return from March 15, 2001, when Class C and Class F shares first became available.


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The right choice for the long term(sm)


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.87% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.19% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
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Lit. No. BFA-013-0302
Litho in USA WG/PNL/5541
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